Other Payables	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
OTHER PAYABLES

NOTE 8 - OTHER PAYABLES:

	December 31
	2023	2022
	U.S. dollars in thousands
Accrued expenses	356	571
Employees and related institutions	2,083	1,779
	2,439	2,350

The carrying amounts of other payables, which are financial liabilities, is a reasonable approximation of their fair value since the effect of discounting is immaterial.